NET INCOME PER SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from the calculation of diluted net income per share	357,978	4,800,584	3,747,975